Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
Diluted net income (loss) per share	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Weighted average number of common share-diluted					2,726,188	11,557,500
Class B
Diluted net income (loss) per share	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Weighted average number of common share-diluted					2,875,000	2,875,000